UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Multi-Manager Alternative Strategies Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd

            Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2015

Date of reporting period: 05/31/2015

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2015 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE2, Class A1A, 0.42%, 3/25/36 (a)	USD	1,327	$843,606
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE1, Class 2M3, 0.63%, 2/25/36 (a)		1,776	1,317,732
BlueMountain CLO Ltd., Series 2012-1A, Class E, 5.78%, 7/20/23 (a)(b)		1,000	999,937
Citigroup Mortgage Loan Trust, Series 2006-HE3, Class A2C, 0.33%, 12/25/36 (a)		1,207	741,860
Countrywide Asset-Backed Certificates, Series 2005-8, Class M5, 0.82%, 12/25/35 (a)		1,500	1,110,003
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE1, Class A1, 0.31%, 11/25/36 (a)		576	387,085
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class E, 4.73%, 10/25/25 (a)(b)		2,000	1,827,478
Total Asset-Backed Securities – 7.0%			7,227,701

Common Stocks		Shares	Value
Aerospace & Defense – 0.5%
The Boeing Co.		500	70,260
General Dynamics Corp.		200	28,032
Huntington Ingalls Industries, Inc.		100	12,399
Northrop Grumman Corp.		100	15,918
Textron, Inc.		2,800	126,616
United Technologies Corp.		2,300	269,491

			522,716
Airlines – 0.5%
Alaska Air Group, Inc.		400	25,856
American Airlines Group, Inc.		100	4,237
JetBlue Airways Corp. (c)		1,200	24,192
SAS AB - Preference Shares		8,322	467,512
Southwest Airlines Co.		700	25,935
United Continental Holdings, Inc. (c)		200	10,918

			558,650
Auto Components – 0.1%
The Goodyear Tire & Rubber Co.		1,100	35,030
Lear Corp.		600	69,612

			104,642
Automobiles – 0.3%
Fiat Chrysler Automobiles NV (c)		1,900	30,457
Ford Motor Co.		800	12,136
General Motors Co.		1,600	57,552
Harley-Davidson, Inc.		4,200	224,658

			324,803

Common Stocks	Shares	Value
Banks – 1.1%
Bank of America Corp.	7,700	$127,050
Citigroup, Inc.	2,800	151,424
Co-Operative Bank PLC (c)	32,000	112,490
First Republic Bank	1,700	102,935
Regions Financial Corp.	27,000	272,430
Wells Fargo & Co.	2,200	123,112
Zions Bancorporation	8,600	248,368

		1,137,809
Beverages – 0.6%
Coca-Cola Enterprises, Inc.	5,600	247,688
Molson Coors Brewing Co., Class B	2,200	161,436
PepsiCo, Inc.	2,600	250,718

		659,842
Capital Markets – 0.5%
Ameriprise Financial, Inc.	600	74,754
E*TRADE Financial Corp. (c)	2,900	85,434
Invesco Ltd.	3,700	147,371
Morgan Stanley	300	11,460
Northern Trust Corp.	2,900	216,195

		535,214
Chemicals – 0.4%
The Dow Chemical Co.	2,800	145,796
Huntsman Corp.	1,900	42,636
Monsanto Co.	1,200	140,376
The Mosaic Co.	1,500	68,775

		397,583
Communications Equipment – 0.0%
Cisco Systems, Inc.	400	11,724
Harris Corp.	200	15,844

		27,568
Construction & Engineering – 0.2%
Quanta Services, Inc. (c)	5,900	172,988
Consumer Finance – 0.2%
Ally Financial, Inc. (c)	6,300	142,821
Capital One Financial Corp.	100	8,356
Navient Corp.	1,100	21,197
Santander Consumer USA Holdings, Inc.	400	9,800

		182,174
Containers & Packaging – 0.0%
Rock Tenn Co., Class A	100	6,514
Diversified Financial Services – 0.1%
Voya Financial, Inc.	1,700	77,027
Diversified Telecommunication Services – 0.3%
CenturyLink, Inc.	1,700	56,508
FairPoint Communications, Inc. (c)	2,438	49,199

Portfolio Abbreviations

ADR	American Depositary Receipts	EURIBOR	Euro Interbank Offered Rate	OTC	Over-the-counter
AUD	Australian Dollar	GBP	British Pound	REIT	Real Estate Investment Trust
CAD	Canadian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CHF	Swiss Franc	LIBOR	London Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
CLO	Collateralized Loan Obligation	NOK	Norwegian Krone	USD	U.S. Dollar
ETF	Exchange-Traded Fund	NZD	New Zealand Dollar
EUR	Euro

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2015	1

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Diversified Telecommunication Services (concluded)
Globalstar, Inc. (c)	24,404	$64,671
Level 3 Communications, Inc. (c)	991	54,981
Verizon Communications, Inc.	800	39,552

		264,911
Electric Utilities – 0.8%
American Electric Power Co., Inc.	2,400	135,096
Exelon Corp.	8,100	274,023
NextEra Energy, Inc.	2,700	276,318
Pinnacle West Capital Corp.	400	24,368
PPL Corp.	4,600	159,666

		869,471
Food & Staples Retailing – 0.1%
The Kroger Co.	1,300	94,640
Food Products – 0.3%
Bunge Ltd.	200	18,512
The Hershey Co.	1,900	176,434
Mead Johnson Nutrition Co.	1,200	116,760
Pilgrim’s Pride Corp.	300	7,674
The WhiteWave Foods Co. (c)	300	14,409

		333,789
Health Care Providers & Services – 0.4%
Aetna, Inc.	600	70,782
Anthem, Inc.	400	67,140
Centene Corp. (c)	400	30,136
Cigna Corp.	500	70,415
HCA Holdings, Inc. (c)	100	8,183
Quest Diagnostics, Inc.	1,000	75,230
UnitedHealth Group, Inc.	400	48,084

		369,970
Hotels, Restaurants & Leisure – 0.1%
Darden Restaurants, Inc.	500	32,770
Hilton Worldwide Holdings, Inc. (c)	1,700	49,232

		82,002
Household Durables – 0.3%
Mohawk Industries, Inc. (c)	400	74,656
Whirlpool Corp.	1,100	202,675

		277,331
Independent Power and Renewable Electricity Producers – 0.0%
NRG Energy, Inc.	1,700	42,840
Industrial Conglomerates – 0.1%
General Electric Co.	3,000	81,810
Insurance – 0.1%
Everest Re Group Ltd.	500	90,755
IT Services – 0.0%
Broadridge Financial Solutions, Inc.	200	10,836
Computer Sciences Corp.	200	13,720
The Western Union Co.	200	4,390
Xerox Corp.	1,000	11,420

		40,366
Machinery – 0.1%
Cummins, Inc.	1,000	135,550
Media – 0.1%
Comcast Corp., Class A	2,000	116,920

Common Stocks	Shares	Value
Media (concluded)
Comcast Corp., Special Class A	400	$23,200

		140,120
Metals & Mining – 0.0%
Alcoa, Inc.	1,000	12,500
Freeport-McMoRan, Inc.	400	7,860
Thompson Creek Metals Co., Inc. (c)	327	297

		20,657
Multiline Retail – 0.0%
Kohl’s Corp.	300	19,647
Multi-Utilities – 0.3%
Ameren Corp.	400	16,092
DTE Energy Co.	3,800	301,074

		317,166
Oil, Gas & Consumable Fuels – 0.1%
HollyFrontier Corp.	300	12,495
Marathon Petroleum Corp.	100	10,346
Tesoro Corp.	100	8,850
Valero Energy Corp.	600	35,544

		67,235
Paper & Forest Products – 0.0%
International Paper Co.	400	20,732
Professional Services – 0.0%
Eva Holdings LLC	–	357
Semiconductors & Semiconductor Equipment – 0.1%
Intel Corp.	1,000	34,460
Lam Research Corp.	400	32,900
Micron Technology, Inc. (c)	400	11,172
SunEdison, Inc. (c)	600	17,982

		96,514
Software – 0.0%
Microsoft Corp.	500	23,430
Specialty Retail – 0.3%
Best Buy Co., Inc.	400	13,880
Dick’s Sporting Goods, Inc.	1,800	96,696
The Gap, Inc.	300	11,499
Signet Jewelers Ltd.	800	103,464
Staples, Inc.	1,600	26,344

		251,883
Technology Hardware, Storage & Peripherals – 0.1%
Apple Inc.	500	65,140
Seagate Technology PLC	600	33,384

		98,524
Textiles, Apparel & Luxury Goods – 0.1%
Coach, Inc.	500	17,685
Hanesbrands, Inc.	1,800	57,348

		75,033
Thrifts & Mortgage Finance – 0.1%
Hudson City Bancorp., Inc.	8,100	77,071
Total Common Stocks – 8.3%		8,599,334

2	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2015

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Aerospace & Defense – 0.7%
Meccanica Holdings USA, Inc., 7.38%, 7/15/39 (b)	USD	650	$711,750
Airlines – 0.1%
SAS AB, 3.63%, 4/01/19 (d)	SEK	1,000	98,663
Banks – 0.7%
Co-Operative Bank PLC, 11.00%, 12/20/23	GBP	267	497,935
Heta Asset Resolution AG:
2.75%, 5/31/16	CHF	175	109,858
4.25%, 10/31/16	EUR	98	64,042
0.29%, 1/24/17		100	64,799

			736,634
Chemicals – 0.7%
Hexion, Inc.:
6.63%, 4/15/20	USD	550	518,375
10.00%, 4/15/20 (b)		200	212,000

			730,375
Commercial Services & Supplies – 1.1%
1st Credit Holdings Ltd., 11.00%, 6/10/20	GBP	350	585,726
Harland Clarke Holdings Corp., 9.75%, 8/01/18 (b)	USD	400	422,600
SITEL LLC/Sitel Finance Corp., 11.50%, 4/01/18		164	150,060

			1,158,386
Communications Equipment – 0.0%
Nortel Networks Ltd., 5.34%, 7/15/11 (c)(e)		54	47,857
Consumer Finance – 0.4%
Ally Financial, Inc., 5.13%, 9/30/24		400	409,000
Containers & Packaging – 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 1/15/22	EUR	400	449,204
Diversified Consumer Services – 0.4%
Monitronics International, Inc., 9.13%, 4/01/20	USD	400	393,000
Diversified Financial Services – 0.9%
Argos Merger Sub, Inc., 7.13%, 3/15/23 (b)		197	208,820
The Bank of New York Mellon Luxembourg SA, 4.26%, 12/30/99 (d)	EUR	1,400	472,048
CNG Holdings, Inc., 9.38%, 5/15/20 (b)	USD	291	222,615

			903,483
Diversified Telecommunication Services – 1.2%
Avaya, Inc., 9.00%, 4/01/19 (b)		750	774,375
Oi SA, 5.75%, 2/10/22		522	459,360

			1,233,735
Electronic Equipment, Instruments & Components – 0.5%
Zebra Technologies Corp., 7.25%, 10/15/22 (b)		500	542,500
Energy Equipment & Services – 0.6%
Seadrill Ltd., 5.63%, 9/15/17 (b)		700	624,750
Health Care Providers & Services – 1.9%
HCA, Inc., 5.38%, 2/01/25		500	515,000
Kindred Healthcare, Inc., 8.00%, 1/15/20 (b)		700	756,875

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (concluded)
Truven Health Analytics, Inc., 10.63%, 6/01/20	USD	665	$699,913

			1,971,788
Hotels, Restaurants & Leisure – 0.4%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, 8.00%, 10/01/20		400	405,000
Internet & Catalog Retail – 0.5%
Netflix, Inc., 5.75%, 3/01/24		448	468,160
Internet Software & Services – 0.5%
Zayo Group LLC/Zayo Capital, Inc., 6.00%, 4/01/23 (b)		473	476,306
IT Services – 0.5%
APX Group, Inc., 6.38%, 12/01/19		550	549,313
Marine – 0.5%
Stena International SA, 5.75%, 3/01/24 (b)		529	503,873
Media – 0.8%
iHeartCommunications, Inc.:
9.00%, 3/01/21		85	80,325
10.63%, 3/15/23 (b)		465	463,837
Visant Corp., 10.00%, 10/01/17		380	320,150

			864,312
Metals & Mining – 0.5%
Thompson Creek Metals Co., Inc., 12.50%, 5/01/19		574	551,040
Multiline Retail – 0.3%
The Bon-Ton Department Stores, Inc., 8.00%, 6/15/21		400	324,000
Oil, Gas & Consumable Fuels – 1.1%
Halcon Resources Corp., 9.75%, 7/15/20		446	322,235
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22		750	789,375

			1,111,610
Personal Products – 0.0%
Avon Products, Inc., 4.60%, 3/15/20		55	49,775
Pharmaceuticals – 0.1%
Valeant Pharmaceuticals International, Inc.:
5.88%, 5/15/23 (b)		45	46,631
6.13%, 4/15/25 (b)		45	46,800

			93,431
Real Estate Investment Trusts (REITs) – 0.5%
Communications Sales & Leasing, Inc.:
6.00%, 4/15/23 (b)		162	162,810
8.25%, 10/15/23 (b)		336	342,720

			505,530
Real Estate Management & Development – 0.2%
AAF Holdings LLC/AAF Finance Co. (12.00% Cash or 12.75% PIK), 12.00%, 7/01/19 (b)(f)		220	198,000

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2015	3

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Textiles, Apparel & Luxury Goods – 0.4%
American Achievement Corp., 10.88%, 4/15/16 (b)	USD	405	$394,369
Wireless Telecommunication Services – 0.5%
NII Capital Corp., 7.63%, 4/01/21 (c)(e)		42	11,760
NII International Telecom SCA, 7.88%, 8/15/19 (b)(c)(e)		535	494,875

			506,635
Total Corporate Bonds – 16.4%			17,012,479

Floating Rate Loan Interests (a)		Par (000)	Value
Commercial Services & Supplies – 0.5%
Cory Environmental (Viking Consortium Acquisition Ltd.):
Line of Credit, 3.07%, 9/30/15	GBP	35	44,616
Revolving Loan, 0.00%, 9/30/15		34	42,551
Term Loan, 2.25%, 9/30/15		75	94,172
Term Loan, 2.89%, 9/30/15		26	32,502
Term Loan, 3.07%, 9/30/15		211	271,818

			485,659
Diversified Telecommunication Services – 2.4%
LightSquared LP:
Delayed Draw Term Loan B, 0.27%, 12/31/15	USD	694	693,760
DIP Term Loan A, 9.00%, 12/31/15		1,815	1,814,552

			2,508,312
Electric Utilities – 0.3%
Texas Competitive Electric Holdings Co. LLC (TXU), 2017 Term Loan (Extending), 4.67%, 10/10/17		550	334,125
Food Products – 0.2%
Brake Bros Finance PLC, Term Loan D, 0.00%, 3/13/17	GBP	141	211,140
Specialty Retail – 0.5%
The Sports Authority, Inc., Term B Loan, 7.50%, 11/16/17	USD	476	415,610
Staples, Inc., Term Loan B, 3.50%, 4/23/21		61	61,013

			476,623
Total Floating Rate Loan Interests – 3.9%			4,015,859

Investment Companies		Shares	Value
BlackRock Global Long/Short Credit Fund (g)		907,349	9,608,829
BlackRock Global Long/Short Equity Fund (g)		1,199,490	14,405,881
Total Investment Companies – 23.2%			24,014,710

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations – 7.7%
Bear Stearns ALT-A Trust:
Series 2005-10, Class 11A1, 0.67%, 1/25/36 (a)	USD	1,998	1,636,893
Series 2006-4, Class 23A4, 2.55%, 8/25/36 (a)		2,319	1,365,737

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (concluded)
CHL Mortgage Pass-Through Trust, Series 2007-4, Class 1A36, 0.47%, 5/25/37 (a)	USD	1,826	$1,291,556
Countrywide Alternative Loan Trust:
Series 2005-J12, Class 2A4, 0.57%, 8/25/35 (a)		966	670,771
Series 2007-OA6, Class A1B, 0.37%, 6/25/37 (a)		1,024	871,574
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2, 0.33%, 2/25/37 (a)		2,143	1,768,488
WaMu Mortgage Pass-Through Certificates, Series 2006-AR11, Class 1A, 1.08%, 9/25/46 (a)		450	379,532
Commercial Mortgage-Backed Securities – 0.7%
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2005-6, Class KCC, 5.10%, 9/10/47 (a)(b)		26	26,249
Series 2005-6, Class KCD, 5.54%, 9/10/47 (a)(b)		26	26,245
Series 2005-6, Class KCE, 6.13%, 9/10/47 (a)(b)		377	378,609
Series 2005-6, Class KCF, 6.70%, 9/10/47 (a)(b)		259	261,099
Total Non-Agency Mortgage-Backed Securities – 8.4%			8,676,753

Preferred Securities
Capital Trusts		Par (000)	Value
Banks – 0.9%
BNP Paribas Fortis SA, 2.03% (a)(d)(h)	EUR	250	203,185
HSH Nordbank AG, 2.65% (h)		1,182	389,456
Societe Generale SA, 7.88% (a)(b)(h)	USD	360	369,900

			962,541
Diversified Financial Services – 0.6%
The Bank of New York Mellon Luxembourg SA, 4.55%, 12/15/50 (a)(d)	EUR	800	578,803
Insurance – 0.4%
Syncora Holdings Ltd., 6.88% (a)(h)	USD	1,023	429,660
Total Preferred Securities – 1.9%			$1,971,004

Taxable Municipal Bonds – 0.4%		Par (000)	Value
Commonwealth of Puerto Rico GO, 8.00%, 7/01/35		500	$420,615

4	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2015

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

U.S. Treasury Obligations – 0.1%		Par (000)	Value
U.S. Treasury Notes, 1.63%, 1/31/22	USD	166	$162,602
Total Long-Term Investments
(Cost – $72,494,779) – 69.6%			72,101,057

Short-Term Securities		Shares	Value
Money Market Funds – 25.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (g)(i)		25,989,625	25,989,625
Total Short-Term Securities
(Cost – $25,989,625) – 25.1%			25,989,625

Options Purchased
(Cost – $67,789) – 0.0%			37,185
Total Investments Before Options Written and Investments Sold Short (Cost – $98,552,193*) – 94.7%			98,127,867

Options Written
(Premiums Received – $42,044) – (0.0)%			(29,017)

Investments Sold Short
Common Stocks		Shares	Value
Aerospace & Defense – (0.1)%
Precision Castparts Corp.		300	(63,489)
Banks – (1.0)%
BB&T Corp.		4,400	(173,668)
CIT Group, Inc.		2,600	(120,276)
Huntington Bancshares, Inc.		19,300	(214,809)
JPMorgan Chase & Co.		1,800	(118,404)
KeyCorp.		9,500	(138,510)
SunTrust Banks, Inc.		3,000	(128,040)
SVB Financial Group		900	(121,419)

			(1,015,126)
Beverages – (0.1)%
Brown-Forman Corp., Class B		800	(75,416)
Constellation Brands, Inc., Class A		100	(11,789)

			(87,205)
Building Products – (0.2)%
Allegion PLC		400	(24,976)
Fortune Brands Home & Security, Inc.		2,200	(100,892)
Masco Corp.		2,800	(75,796)

			(201,664)

Common Stocks	Shares	Value
Capital Markets – (0.6)%
The Bank of New York Mellon Corp.	2,400	$ (104,064)
Raymond James Financial, Inc.	2,500	(145,300)
State Street Corp.	600	(46,758)
T Rowe Price Group, Inc.	1,900	(153,311)
TD Ameritrade Holding Corp.	4,200	(156,030)

		(605,463)
Chemicals – (0.3)%
EI du Pont de Nemours & Co.	2,800	(198,828)
LyondellBasell Industries NV, Class A	1,000	(101,100)
WR Grace & Co.	100	(9,793)

		(309,721)
Commercial Services & Supplies – (0.1)%
Stericycle, Inc.	600	(82,380)
Construction & Engineering – (0.1)%
Chicago Bridge & Iron Co. NV	200	(10,852)
Jacobs Engineering Group, Inc.	2,000	(86,520)

		(97,372)
Consumer Finance – (0.1)%
American Express Co.	1,500	(119,580)
Diversified Financial Services – 0.0%
McGraw Hill Financial, Inc.	100	(10,375)
MSCI, Inc.	300	(18,615)

		(28,990)
Electric Utilities – (0.2)%
Duke Energy Corp.	2,200	(166,606)
Electrical Equipment – (0.3)%
AMETEK, Inc.	3,900	(209,664)
Rockwell Automation, Inc.	1,000	(122,890)

		(332,554)
Electronic Equipment, Instruments & Components – 0.0%
Trimble Navigation Ltd.	200	(4,688)
Energy Equipment & Services – 0.0%
FMC Technologies, Inc.	100	(4,179)
Food & Staples Retailing – (0.1)%
Costco Wholesale Corp.	600	(85,554)
Food Products – (0.5)%
Campbell Soup Co.	2,700	(130,518)
The Hain Celestial Group, Inc.	200	(12,654)
The JM Smucker Co.	1,800	(213,390)
McCormick & Co., Inc. - Non-Voting Shares	2,100	(164,850)

		(521,412)
Health Care Equipment & Supplies – 0.0%
IDEXX Laboratories, Inc.	100	(13,560)
Sirona Dental Systems, Inc.	300	(29,616)

		(43,176)

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2015	5

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Providers & Services – 0.0%
Brookdale Senior Living, Inc.	500	$(18,845)
Hotels, Restaurants & Leisure – 0.0%
Wynn Resorts Ltd.	100	(10,069)
Household Durables – (0.1)%
Newell Rubbermaid, Inc.	3,200	(126,496)
Household Products – (0.2)%
Church & Dwight Co., Inc.	900	(75,573)
Colgate-Palmolive Co.	1,500	(100,185)

		(175,758)
Industrial Conglomerates – 0.0%
Roper Technologies, Inc.	200	(34,992)
Insurance – (0.1)%
Alleghany Corp.	200	(95,070)
Willis Group Holdings PLC	400	(18,984)

		(114,054)
Internet & Catalog Retail – 0.0%
TripAdvisor, Inc.	100	(7,626)
Internet Software & Services – (0.1)%
eBay, Inc.	1,700	(104,312)
IT Services – (0.1)%
Alliance Data Systems Corp.	300	(89,409)
Machinery – (0.7)%
Caterpillar, Inc.	1,000	(85,320)
Colfax Corp.	2,200	(110,858)
Deere & Co	400	(37,472)
Ingersoll-Rand PLC	2,400	(165,072)
The Middleby Corp.	100	(10,870)
PACCAR, Inc.	1,200	(76,272)
Pall Corp.	300	(37,332)
Parker-Hannifin Corp.	1,200	(144,516)
WABCO Holdings, Inc.	100	(12,642)
Xylem, Inc.	500	(18,285)

		(698,639)
Media – (0.1)%
Scripps Networks Interactive, Inc., Class A	1,400	(93,814)
Tribune Media Co., Class A	100	(5,300)

		(99,114)
Metals & Mining – (0.1)%
Rio Tinto PLC - ADR	1,100	(48,147)
Vale SA - ADR	7,100	(44,730)

		(92,877)
Multiline Retail – (0.1)%
Macy’s, Inc.	1,000	(66,950)
Multi-Utilities – (0.2)%
Dominion Resources, Inc.	2,900	(204,508)
NiSource, Inc.	900	(42,462)

		(246,970)
Oil, Gas & Consumable Fuels – (0.4)%
Cheniere Energy, Inc.	100	(7,583)
Kinder Morgan, Inc.	3,600	(149,364)
ONEOK, Inc.	200	(8,384)
Range Resources Corp.	200	(11,082)
Spectra Energy Corp.	3,500	(123,095)

Common Stocks		Shares	Value
Oil, Gas & Consumable Fuels (concluded)
The Williams Cos., Inc.		1,700	$(86,870)

			(386,378)
Professional Services – 0.0%
IHS, Inc., Class A		100	(12,340)
Road & Rail – 0.0%
Kansas City Southern		100	(9,050)
Software – (0.1)%
ANSYS, Inc.		400	(35,600)
Autodesk, Inc.		200	(10,830)
CDK Global, Inc.		200	(10,658)
NetSuite, Inc.		200	(18,684)
ServiceNow, Inc.		100	(7,661)

			(83,433)
Specialty Retail – (0.2)%
Bed Bath & Beyond, Inc.		1,100	(78,452)
Foot Locker, Inc.		1,500	(94,800)
Lowe’s Cos., Inc.		700	(48,986)

			(222,238)
Textiles, Apparel & Luxury Goods – (0.1)%
Under Armour, Inc., Class A		900	(70,569)
Trading Companies & Distributors – (0.2)%
Fastenal Co.		2,600	(107,926)
WW Grainger, Inc.		500	(120,165)

			(228,091)
Wireless Telecommunication Services – 0.0%
SBA Communications Corp., Class A		100	(11,181)
Sprint Corp.		600	(2,790)

			(13,971)
Total Common Stocks – (6.5)%			(6,681,340)

Corporate Bonds		Par (000)	Value
Consumer Finance – (0.2)%
Community Choice Financial, Inc., 10.75%, 5/01/19	USD	8	(3,920)
TMX Finance LLC/TitleMax Finance Corp., 8.50%, 9/15/18 (b)		270	(229,500)

			(233,420)
Diversified Financial Services – (0.5)%
Rio Oil Finance Trust, 6.75%, 1/06/27 (b)		500	(497,500)
Metals & Mining – (0.1)%
Vale Overseas Ltd., 4.38%, 1/11/22		130	(127,755)
Oil, Gas & Consumable Fuels – (0.3)%
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		225	(210,375)
SandRidge Energy, Inc., 7.50%, 2/15/23		146	(81,030)

			(291,405)
Total Corporate Bonds – (1.1)%			(1,150,080)

6	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2015

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Investment Companies	Shares	Value
Consumer Discretionary Select Sector SPDR Fund	600	$(45,780)
Consumer Staples Select Sector SPDR Fund	3,400	(165,886)
Energy Select Sector SPDR Fund	1,200	(94,044)
Financial Select Sector SPDR Fund	3,600	(88,560)
Health Care Select Sector SPDR Fund	800	(60,000)
Industrial Select Sector SPDR Fund	2,000	(111,620)
Materials Select Sector SPDR Fund	1,000	(50,610)
SPDR S&P 500 ETF Trust	300	(63,339)
SPDR S&P Oil & Gas Exploration & Production ETF	5,373	(266,232)
Technology Select Sector SPDR Fund	1,000	(43,370)
Utilities Select Sector SPDR Fund	3,600	(160,200)

Total Investment Companies – (1.1)%		(1,149,641)
Total Investments Sold Short (Proceeds – $8,880,581) – (8.7)%		(8,981,061)
Total Investments Net of Options Written and Investments Sold Short – 86.0%		89,117,789
Other Assets Less Liabilities – 14.0%		14,495,762

Net Assets – 100.0%		$103,613,551

Notes to Schedule of Investments

*	As of May 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$98,585,776

Gross unrealized appreciation	$1,252,342
Gross unrealized depreciation	(1,710,251)

Net unrealized depreciation	$(457,909)

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Non-income producing security.
(d)	Convertible security.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	During the period ended May 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2014	Shares Purchased	Shares Sold	Shares Held at May 31, 2015	Value at May 31, 2015	Income	Realized Gain
BlackRock Global Long/Short Credit Fund	686,813	514,285	(293,749)	907,349	$9,608,829	–	$210,129
BlackRock Global Long/Short Equity Fund	1,080,380	427,518	(308,408)	1,199,490	$14,405,881	–	$7,736
BlackRock Liquidity Funds, TempFund, Institutional Class	33,857,047	–	(7,867,422)[1]	25,989,625	$25,989,625	$13,113	$2,203

1 Represents net shares sold.

(h)	Security is perpetual in nature and has no stated maturity date.
(i)	Represents the current yield as of report date.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2015	7

Schedule of Investments (continued)

●	As of May 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
3	Amsterdam Exchanges Index Futures	Amsterdam	June 2015	USD	325,206	$ 5,525
2	ASX SPI 200 Index Futures	Sydney	June 2015	USD	220,878	956
5	Australian Government Bonds (3 Year)	Sydney	June 2015	USD	428,302	543
(52)	Australian Government Bonds (10 Year)	Sydney	June 2015	USD	5,115,009	(91,528)
2	CAC 40 10 Euro Futures	Paris	June 2015	USD	109,489	(2,756)
3	DAX Stock Index Futures	Eurex	June 2015	USD	940,157	(29,099)
(4)	E-Mini Dow Futures	Chicago Board of Trade	June 2015	USD	360,180	2,494
7	E-Mini Nasdaq 100 Futures	Chicago Mercantile	June 2015	USD	631,540	1,179
(3)	E-Mini Russell 2000 Futures	Intercontinental Exchange	June 2015	USD	373,290	24
(9)	E-Mini S&P 500 Futures	Chicago Mercantile	June 2015	USD	947,700	6,011
11	Euro STOXX 50 Index	Eurex	June 2015	USD	430,335	(7,182)
19	Euro-Bobl	Eurex	June 2015	USD	2,688,797	9,589
18	Euro-Bund	Eurex	June 2015	USD	3,072,751	27,952
(97)	Euro-Schatz	Eurex	June 2015	USD	11,844,014	286
(24)	FTSE 100 Index Futures	NYSE Liffe	June 2015	USD	2,554,687	(535)
1	FTSE/MIB Index Futures	Borsa Italiana	June 2015	USD	129,176	3,729
2	Hang Seng Index Futures	Hong Kong	June 2015	USD	350,338	(13,709)
11	Japanese Government Bonds (10 Year)	Osaka	June 2015	USD	13,084,075	43,029
9	Nikkei 225 Index	Osaka	June 2015	USD	1,490,876	22,806
38	OMXS30 Index	Stockholm	June 2015	USD	732,346	6,891
1	S&P/Toronto Stock Exchange 60 Index	Montreal	June 2015	USD	140,496	(800)
2	SGX MSCI Singapore Index	Singapore	June 2015	USD	112,039	(2,035)
15	TOPIX Index Futures	Osaka	June 2015	USD	2,019,498	63,252
(1)	30 Day Fed Fund Futures	Chicago Board of Trade	July 2015	USD	416,117	(76)
9	3-month Canadian Bankers Acceptance	Montreal	September 2015	USD	1,792,528	(1,303)
13	ASX 90 Day Bank Accepted Bills	Sydney	September 2015	USD	9,901,693	484
(25)	Canadian Government Bonds (10 Year)	Montreal	September 2015	USD	2,832,502	(32,844)
1	Gilt British	NYSE Liffe	September 2015	USD	180,045	(30)
(2)	Three Month Euro Swiss Franc Interest Rate Futures	NYSE Liffe	September 2015	USD	536,894	(129)
(1)	Three Month Euroyen Futures	Tokyo	September 2015	USD	201,104	(76)
(5)	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	September 2015	USD	778,125	(7,381)
(10)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2015	USD	2,188,594	(3,717)
51	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2015	USD	6,106,055	29,807
81	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2015	USD	10,342,688	80,275
(9)	3-month EURIBOR	NYSE Liffe	March 2016	USD	2,470,675	(8)
(49)	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	12,158,738	(12,339)
15	Three Month Sterling	NYSE Liffe	March 2016	USD	2,843,393	1,873
Total						$101,158

●	As of May 31, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,569	USD	2,077	JPMorgan Chase Bank N.A.	6/17/15	$(115)

8	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2015

Schedule of Investments (continued)

As of May 31, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	9,230	USD	7,048	JPMorgan Chase Bank N.A.	6/17/15	$ 2
AUD	10,149	USD	7,717	JPMorgan Chase Bank N.A.	6/17/15	35
AUD	12,980	USD	9,792	JPMorgan Chase Bank N.A.	6/17/15	122
AUD	27,385	USD	21,691	JPMorgan Chase Bank N.A.	6/17/15	(775)
AUD	52,164	USD	41,204	JPMorgan Chase Bank N.A.	6/17/15	(1,362)
AUD	149,010	USD	118,872	JPMorgan Chase Bank N.A.	6/17/15	(5,061)
AUD	217,390	USD	164,410	JPMorgan Chase Bank N.A.	6/17/15	1,628
AUD	289,103	USD	222,873	JPMorgan Chase Bank N.A.	6/17/15	(2,063)
AUD	305,712	USD	241,035	JPMorgan Chase Bank N.A.	6/17/15	(7,538)
AUD	311,949	USD	246,417	JPMorgan Chase Bank N.A.	6/17/15	(8,157)
AUD	338,595	USD	265,086	JPMorgan Chase Bank N.A.	6/17/15	(6,475)
AUD	396,660	USD	320,710	JPMorgan Chase Bank N.A.	6/17/15	(17,749)
AUD	463,351	USD	370,538	JPMorgan Chase Bank N.A.	6/17/15	(16,640)
AUD	703,796	USD	537,399	JPMorgan Chase Bank N.A.	6/17/15	145
AUD	709,331	USD	539,343	JPMorgan Chase Bank N.A.	6/17/15	2,429
AUD	1,040,622	USD	826,812	JPMorgan Chase Bank N.A.	6/17/15	(32,007)
AUD	1,220,102	USD	929,588	JPMorgan Chase Bank N.A.	6/17/15	2,300
CAD	3,966	USD	3,270	JPMorgan Chase Bank N.A.	6/17/15	(81)
CAD	5,940	USD	4,649	JPMorgan Chase Bank N.A.	6/17/15	126
CAD	9,062	USD	7,516	JPMorgan Chase Bank N.A.	6/17/15	(231)
CAD	17,167	USD	14,183	JPMorgan Chase Bank N.A.	6/17/15	(383)
CAD	50,074	USD	40,091	JPMorgan Chase Bank N.A.	6/17/15	161
CAD	77,495	USD	64,246	JPMorgan Chase Bank N.A.	6/17/15	(1,950)
CAD	78,731	USD	64,731	JPMorgan Chase Bank N.A.	6/17/15	(1,442)
CAD	100,747	USD	83,490	JPMorgan Chase Bank N.A.	6/17/15	(2,503)
CAD	115,852	USD	94,286	JPMorgan Chase Bank N.A.	6/17/15	(1,157)
CAD	175,707	USD	145,853	JPMorgan Chase Bank N.A.	6/17/15	(4,608)
CAD	178,294	USD	148,001	JPMorgan Chase Bank N.A.	6/17/15	(4,676)
CAD	181,098	USD	141,752	JPMorgan Chase Bank N.A.	6/17/15	3,826
CAD	208,781	USD	172,119	JPMorgan Chase Bank N.A.	6/17/15	(4,288)
CAD	307,592	USD	242,282	JPMorgan Chase Bank N.A.	6/17/15	4,980
CAD	337,553	USD	271,512	JPMorgan Chase Bank N.A.	6/17/15	(165)
CAD	366,416	USD	303,769	JPMorgan Chase Bank N.A.	6/17/15	(9,220)
CAD	427,680	USD	343,679	JPMorgan Chase Bank N.A.	6/17/15	118
CAD	816,284	USD	671,137	JPMorgan Chase Bank N.A.	6/17/15	(14,954)
CAD	875,366	USD	702,937	JPMorgan Chase Bank N.A.	6/17/15	739
CAD	1,027,645	USD	846,216	JPMorgan Chase Bank N.A.	6/17/15	(20,128)
CAD	1,178,104	USD	925,504	JPMorgan Chase Bank N.A.	6/17/15	21,533
CAD	1,190,083	USD	980,000	JPMorgan Chase Bank N.A.	6/17/15	(23,334)
EUR	1,205	USD	1,354	JPMorgan Chase Bank N.A.	6/17/15	(30)
EUR	3,178	USD	3,422	JPMorgan Chase Bank N.A.	6/17/15	70
EUR	3,621	USD	4,055	JPMorgan Chase Bank N.A.	6/17/15	(77)
EUR	9,635	USD	10,159	JPMorgan Chase Bank N.A.	6/17/15	426
EUR	13,326	USD	14,688	JPMorgan Chase Bank N.A.	6/17/15	(48)

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2015	9

Schedule of Investments (continued)

As of May 31, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	22,841	USD	25,645	JPMorgan Chase Bank N.A.	6/17/15	$ (552)
EUR	33,278	USD	36,550	JPMorgan Chase Bank N.A.	6/17/15	9
EUR	45,549	USD	49,379	JPMorgan Chase Bank N.A.	6/17/15	660
EUR	50,687	USD	53,864	JPMorgan Chase Bank N.A.	6/17/15	1,819
EUR	57,039	USD	63,876	JPMorgan Chase Bank N.A.	6/17/15	(1,214)
EUR	67,168	USD	75,465	JPMorgan Chase Bank N.A.	6/17/15	(1,676)
EUR	67,927	USD	73,970	JPMorgan Chase Bank N.A.	6/17/15	653
EUR	83,886	USD	89,214	JPMorgan Chase Bank N.A.	6/17/15	2,940
EUR	105,288	USD	114,011	JPMorgan Chase Bank N.A.	6/17/15	1,655
EUR	112,314	USD	121,619	JPMorgan Chase Bank N.A.	6/17/15	1,766
EUR	131,826	USD	147,933	JPMorgan Chase Bank N.A.	6/17/15	(3,113)
EUR	132,225	USD	148,867	JPMorgan Chase Bank N.A.	6/17/15	(3,609)
EUR	146,013	USD	159,002	JPMorgan Chase Bank N.A.	6/17/15	1,403
EUR	155,152	USD	171,007	JPMorgan Chase Bank N.A.	6/17/15	(562)
EUR	213,420	USD	238,317	JPMorgan Chase Bank N.A.	6/17/15	(3,860)
EUR	263,624	USD	283,255	JPMorgan Chase Bank N.A.	6/17/15	6,354
EUR	287,266	USD	315,507	JPMorgan Chase Bank N.A.	6/17/15	74
EUR	320,627	USD	364,272	JPMorgan Chase Bank N.A.	6/17/15	(12,041)
EUR	389,090	USD	418,869	JPMorgan Chase Bank N.A.	6/17/15	8,572
EUR	437,098	USD	486,930	JPMorgan Chase Bank N.A.	6/17/15	(6,748)
EUR	476,549	USD	511,660	JPMorgan Chase Bank N.A.	6/17/15	11,862
EUR	528,056	USD	556,764	JPMorgan Chase Bank N.A.	6/17/15	23,341
EUR	662,287	USD	729,466	JPMorgan Chase Bank N.A.	6/17/15	(1,899)
EUR	729,137	USD	779,429	JPMorgan Chase Bank N.A.	6/17/15	21,577
EUR	1,338,011	USD	1,473,134	JPMorgan Chase Bank N.A.	6/17/15	(3,238)
EUR	2,563,371	USD	2,720,526	JPMorgan Chase Bank N.A.	6/17/15	95,511
GBP	2,417	USD	3,650	JPMorgan Chase Bank N.A.	6/17/15	44
GBP	16,039	USD	25,154	JPMorgan Chase Bank N.A.	6/17/15	(643)
GBP	18,592	USD	28,396	JPMorgan Chase Bank N.A.	6/17/15	16
GBP	22,114	USD	33,416	JPMorgan Chase Bank N.A.	6/17/15	378
GBP	27,616	USD	43,300	JPMorgan Chase Bank N.A.	6/17/15	(1,098)
GBP	33,166	USD	49,460	JPMorgan Chase Bank N.A.	6/17/15	1,224
GBP	68,890	USD	106,653	JPMorgan Chase Bank N.A.	6/17/15	(1,376)
GBP	85,793	USD	127,885	JPMorgan Chase Bank N.A.	6/17/15	3,223
GBP	86,509	USD	130,043	JPMorgan Chase Bank N.A.	6/17/15	2,159
GBP	87,633	USD	130,886	JPMorgan Chase Bank N.A.	6/17/15	3,034
GBP	100,796	USD	149,862	JPMorgan Chase Bank N.A.	6/17/15	4,173
GBP	131,624	USD	206,422	JPMorgan Chase Bank N.A.	6/17/15	(5,276)
GBP	137,927	USD	205,124	JPMorgan Chase Bank N.A.	6/17/15	5,655
GBP	175,286	USD	259,266	JPMorgan Chase Bank N.A.	6/17/15	8,604
GBP	181,116	USD	276,707	JPMorgan Chase Bank N.A.	6/17/15	219
GBP	211,469	USD	321,859	JPMorgan Chase Bank N.A.	6/17/15	1,306
GBP	244,744	USD	367,125	JPMorgan Chase Bank N.A.	6/17/15	6,890
GBP	279,430	USD	416,103	JPMorgan Chase Bank N.A.	6/17/15	10,920

10	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2015

Schedule of Investments (continued)

As of May 31, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	288,585	USD	451,400	JPMorgan Chase Bank N.A.	6/17/15	$(10,387)
GBP	358,240	USD	524,646	JPMorgan Chase Bank N.A.	6/17/15	22,813
GBP	378,040	USD	566,955	JPMorgan Chase Bank N.A.	6/17/15	10,763
GBP	395,967	USD	587,068	JPMorgan Chase Bank N.A.	6/17/15	18,045
GBP	439,334	USD	664,715	JPMorgan Chase Bank N.A.	6/17/15	6,671
GBP	456,599	USD	715,468	JPMorgan Chase Bank N.A.	6/17/15	(17,698)
JPY	690,467	USD	5,755	JPMorgan Chase Bank N.A.	6/17/15	(190)
JPY	900,156	USD	7,448	JPMorgan Chase Bank N.A.	6/17/15	(194)
JPY	1,306,050	USD	10,865	JPMorgan Chase Bank N.A.	6/17/15	(339)
JPY	3,783,300	USD	31,190	JPMorgan Chase Bank N.A.	6/17/15	(700)
JPY	5,547,427	USD	46,220	JPMorgan Chase Bank N.A.	6/17/15	(1,512)
JPY	5,547,555	USD	46,092	JPMorgan Chase Bank N.A.	6/17/15	(1,383)
JPY	7,697,130	USD	64,907	JPMorgan Chase Bank N.A.	6/17/15	(2,874)
JPY	7,867,693	USD	65,620	JPMorgan Chase Bank N.A.	6/17/15	(2,212)
JPY	8,729,980	USD	73,376	JPMorgan Chase Bank N.A.	6/17/15	(3,019)
JPY	10,004,173	USD	82,609	JPMorgan Chase Bank N.A.	6/17/15	(1,983)
JPY	10,334,608	USD	85,472	JPMorgan Chase Bank N.A.	6/17/15	(2,183)
JPY	11,227,673	USD	93,932	JPMorgan Chase Bank N.A.	6/17/15	(3,446)
JPY	11,900,465	USD	99,588	JPMorgan Chase Bank N.A.	6/17/15	(3,679)
JPY	12,619,833	USD	105,458	JPMorgan Chase Bank N.A.	6/17/15	(3,752)
JPY	12,768,191	USD	105,599	JPMorgan Chase Bank N.A.	6/17/15	(2,697)
JPY	13,282,223	USD	111,621	JPMorgan Chase Bank N.A.	6/17/15	(4,576)
JPY	15,124,766	USD	127,542	JPMorgan Chase Bank N.A.	6/17/15	(5,648)
JPY	17,496,064	USD	147,064	JPMorgan Chase Bank N.A.	6/17/15	(6,059)
JPY	21,062,707	USD	175,837	JPMorgan Chase Bank N.A.	6/17/15	(6,088)
JPY	21,544,053	USD	179,501	JPMorgan Chase Bank N.A.	6/17/15	(5,872)
JPY	24,937,360	USD	207,987	JPMorgan Chase Bank N.A.	6/17/15	(7,011)
JPY	27,148,281	USD	228,472	JPMorgan Chase Bank N.A.	6/17/15	(9,677)
JPY	28,297,060	USD	236,678	JPMorgan Chase Bank N.A.	6/17/15	(8,625)
JPY	30,640,536	USD	255,702	JPMorgan Chase Bank N.A.	6/17/15	(8,762)
JPY	31,393,504	USD	263,294	JPMorgan Chase Bank N.A.	6/17/15	(10,287)
JPY	32,055,253	USD	269,004	JPMorgan Chase Bank N.A.	6/17/15	(10,663)
JPY	34,083,994	USD	281,668	JPMorgan Chase Bank N.A.	6/17/15	(6,977)
JPY	35,096,066	USD	293,465	JPMorgan Chase Bank N.A.	6/17/15	(10,617)
JPY	40,045,572	USD	333,638	JPMorgan Chase Bank N.A.	6/17/15	(10,902)
JPY	40,146,550	USD	335,337	JPMorgan Chase Bank N.A.	6/17/15	(11,786)
JPY	42,553,193	USD	357,044	JPMorgan Chase Bank N.A.	6/17/15	(14,098)
JPY	44,167,295	USD	368,670	JPMorgan Chase Bank N.A.	6/17/15	(12,715)
JPY	45,272,171	USD	377,942	JPMorgan Chase Bank N.A.	6/17/15	(13,082)
JPY	45,475,740	USD	368,011	JPMorgan Chase Bank N.A.	6/17/15	(1,511)
JPY	49,184,394	USD	412,465	JPMorgan Chase Bank N.A.	6/17/15	(16,076)
JPY	57,842,702	USD	481,192	JPMorgan Chase Bank N.A.	6/17/15	(15,024)
JPY	61,028,595	USD	504,510	JPMorgan Chase Bank N.A.	6/17/15	(12,666)
JPY	63,790,537	USD	533,885	JPMorgan Chase Bank N.A.	6/17/15	(19,782)

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2015	11

Schedule of Investments (continued)

As of May 31, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	72,079,011	USD	595,095	JPMorgan Chase Bank N.A.	6/17/15	$(14,193)
JPY	76,494,378	USD	642,591	JPMorgan Chase Bank N.A.	6/17/15	(26,104)
JPY	80,257,648	USD	664,304	JPMorgan Chase Bank N.A.	6/17/15	(17,488)
JPY	101,544,320	USD	854,134	JPMorgan Chase Bank N.A.	6/17/15	(35,764)
JPY	105,840,539	USD	871,435	JPMorgan Chase Bank N.A.	6/17/15	(18,441)
JPY	118,401,248	USD	979,999	JPMorgan Chase Bank N.A.	6/17/15	(25,775)
NOK	1,323	USD	161	JPMorgan Chase Bank N.A.	6/17/15	9
NOK	33,381	USD	4,288	JPMorgan Chase Bank N.A.	6/17/15	15
NOK	38,541	USD	5,133	JPMorgan Chase Bank N.A.	6/17/15	(176)
NOK	45,165	USD	5,738	JPMorgan Chase Bank N.A.	6/17/15	70
NOK	58,056	USD	7,496	JPMorgan Chase Bank N.A.	6/17/15	(29)
NOK	77,248	USD	10,340	JPMorgan Chase Bank N.A.	6/17/15	(405)
NOK	104,469	USD	13,873	JPMorgan Chase Bank N.A.	6/17/15	(437)
NOK	119,304	USD	15,304	JPMorgan Chase Bank N.A.	6/17/15	40
NOK	122,049	USD	16,254	JPMorgan Chase Bank N.A.	6/17/15	(557)
NOK	132,676	USD	16,116	JPMorgan Chase Bank N.A.	6/17/15	948
NOK	241,126	USD	30,972	JPMorgan Chase Bank N.A.	6/17/15	109
NOK	411,735	USD	55,195	JPMorgan Chase Bank N.A.	6/17/15	(2,241)
NOK	419,371	USD	54,146	JPMorgan Chase Bank N.A.	6/17/15	(210)
NOK	558,112	USD	70,367	JPMorgan Chase Bank N.A.	6/17/15	1,412
NOK	782,145	USD	99,743	JPMorgan Chase Bank N.A.	6/17/15	849
NOK	965,282	USD	119,132	JPMorgan Chase Bank N.A.	6/17/15	5,014
NOK	1,348,847	USD	183,332	JPMorgan Chase Bank N.A.	6/17/15	(9,855)
NOK	1,611,191	USD	215,663	JPMorgan Chase Bank N.A.	6/17/15	(8,446)
NOK	1,882,473	USD	255,216	JPMorgan Chase Bank N.A.	6/17/15	(13,110)
NOK	2,170,828	USD	266,034	JPMorgan Chase Bank N.A.	6/17/15	13,158
NOK	4,112,434	USD	513,854	JPMorgan Chase Bank N.A.	6/17/15	15,050
NOK	6,744,791	USD	835,040	JPMorgan Chase Bank N.A.	6/17/15	32,413
NZD	71,715	USD	54,099	JPMorgan Chase Bank N.A.	6/17/15	(3,311)
NZD	97,633	USD	74,074	JPMorgan Chase Bank N.A.	6/17/15	(4,932)
NZD	101,036	USD	72,929	JPMorgan Chase Bank N.A.	6/17/15	(1,376)
NZD	103,882	USD	77,594	JPMorgan Chase Bank N.A.	6/17/15	(4,026)
NZD	109,212	USD	79,709	JPMorgan Chase Bank N.A.	6/17/15	(2,366)
NZD	246,964	USD	181,483	JPMorgan Chase Bank N.A.	6/17/15	(6,586)
NZD	612,078	USD	446,792	JPMorgan Chase Bank N.A.	6/17/15	(13,325)
NZD	5,000,255	USD	3,585,752	JPMorgan Chase Bank N.A.	6/17/15	(44,623)
SEK	7,143	USD	811	JPMorgan Chase Bank N.A.	6/17/15	27
SEK	7,809	USD	952	JPMorgan Chase Bank N.A.	6/17/15	(36)
SEK	7,854	USD	905	JPMorgan Chase Bank N.A.	6/17/15	17
SEK	8,136	USD	971	JPMorgan Chase Bank N.A.	6/17/15	(17)
SEK	53,778	USD	6,486	JPMorgan Chase Bank N.A.	6/17/15	(176)
SEK	473,499	USD	53,777	JPMorgan Chase Bank N.A.	6/17/15	1,776
SEK	539,328	USD	64,941	JPMorgan Chase Bank N.A.	6/17/15	(1,665)
SEK	551,950	USD	63,573	JPMorgan Chase Bank N.A.	6/17/15	1,184

12	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2015

Schedule of Investments (continued)

As of May 31, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	677,300	USD	82,594	JPMorgan Chase Bank N.A.	6/17/15	$ (3,131)
SEK	1,517,654	USD	175,416	JPMorgan Chase Bank N.A.	6/17/15	2,641
SEK	2,072,245	USD	250,111	JPMorgan Chase Bank N.A.	6/17/15	(6,987)
SEK	2,414,441	USD	279,649	JPMorgan Chase Bank N.A.	6/17/15	3,623
USD	2,706	AUD	3,543	JPMorgan Chase Bank N.A.	6/17/15	—
USD	7,337	AUD	9,543	JPMorgan Chase Bank N.A.	6/17/15	49
USD	10,238	AUD	13,410	JPMorgan Chase Bank N.A.	6/17/15	(5)
USD	13,486	AUD	17,235	JPMorgan Chase Bank N.A.	6/17/15	323
USD	31,613	AUD	39,387	JPMorgan Chase Bank N.A.	6/17/15	1,530
USD	33,713	AUD	43,408	JPMorgan Chase Bank N.A.	6/17/15	558
USD	38,074	AUD	49,519	JPMorgan Chase Bank N.A.	6/17/15	252
USD	41,209	AUD	53,870	JPMorgan Chase Bank N.A.	6/17/15	64
USD	71,672	AUD	89,927	JPMorgan Chase Bank N.A.	6/17/15	2,988
USD	86,005	AUD	112,434	JPMorgan Chase Bank N.A.	6/17/15	130
USD	95,542	AUD	121,666	JPMorgan Chase Bank N.A.	6/17/15	2,616
USD	143,303	AUD	187,642	JPMorgan Chase Bank N.A.	6/17/15	(22)
USD	146,614	AUD	189,062	JPMorgan Chase Bank N.A.	6/17/15	2,212
USD	200,034	AUD	253,884	JPMorgan Chase Bank N.A.	6/17/15	6,123
USD	276,402	AUD	350,617	JPMorgan Chase Bank N.A.	6/17/15	8,608
USD	277,400	AUD	365,196	JPMorgan Chase Bank N.A.	6/17/15	(1,529)
USD	282,389	AUD	369,898	JPMorgan Chase Bank N.A.	6/17/15	(131)
USD	284,534	AUD	375,388	JPMorgan Chase Bank N.A.	6/17/15	(2,179)
USD	316,425	AUD	407,727	JPMorgan Chase Bank N.A.	6/17/15	5,012
USD	503,816	AUD	649,523	JPMorgan Chase Bank N.A.	6/17/15	7,724
USD	538,717	AUD	704,752	JPMorgan Chase Bank N.A.	6/17/15	443
USD	545,444	AUD	720,585	JPMorgan Chase Bank N.A.	6/17/15	(4,924)
USD	602,102	AUD	764,363	JPMorgan Chase Bank N.A.	6/17/15	18,298
USD	603,097	AUD	766,454	JPMorgan Chase Bank N.A.	6/17/15	17,696
USD	682,494	AUD	873,951	JPMorgan Chase Bank N.A.	6/17/15	14,989
USD	727,665	AUD	925,279	JPMorgan Chase Bank N.A.	6/17/15	20,957
USD	843,761	AUD	1,059,904	JPMorgan Chase Bank N.A.	6/17/15	34,229
USD	5,361	CAD	6,453	JPMorgan Chase Bank N.A.	6/17/15	174
USD	5,871	CAD	7,361	JPMorgan Chase Bank N.A.	6/17/15	(46)
USD	7,842	CAD	9,600	JPMorgan Chase Bank N.A.	6/17/15	125
USD	12,867	CAD	15,745	JPMorgan Chase Bank N.A.	6/17/15	210
USD	15,209	CAD	18,179	JPMorgan Chase Bank N.A.	6/17/15	596
USD	17,433	CAD	20,982	JPMorgan Chase Bank N.A.	6/17/15	566
USD	19,078	CAD	24,146	JPMorgan Chase Bank N.A.	6/17/15	(332)
USD	21,487	CAD	27,167	JPMorgan Chase Bank N.A.	6/17/15	(352)
USD	24,809	CAD	31,032	JPMorgan Chase Bank N.A.	6/17/15	(102)
USD	27,552	CAD	33,646	JPMorgan Chase Bank N.A.	6/17/15	505
USD	71,965	CAD	91,282	JPMorgan Chase Bank N.A.	6/17/15	(1,413)
USD	84,776	CAD	107,294	JPMorgan Chase Bank N.A.	6/17/15	(1,474)
USD	125,849	CAD	161,212	JPMorgan Chase Bank N.A.	6/17/15	(3,744)

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2015	13

Schedule of Investments (continued)

As of May 31, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	170,851	CAD	207,321	JPMorgan Chase Bank N.A.	6/17/15	$ 4,193
USD	211,528	CAD	257,651	JPMorgan Chase Bank N.A.	6/17/15	4,411
USD	251,239	CAD	302,348	JPMorgan Chase Bank N.A.	6/17/15	8,191
USD	254,139	CAD	321,638	JPMorgan Chase Bank N.A.	6/17/15	(4,414)
USD	259,911	CAD	326,754	JPMorgan Chase Bank N.A.	6/17/15	(2,755)
USD	268,341	CAD	332,050	JPMorgan Chase Bank N.A.	6/17/15	1,417
USD	283,679	CAD	339,945	JPMorgan Chase Bank N.A.	6/17/15	10,409
USD	313,723	CAD	378,885	JPMorgan Chase Bank N.A.	6/17/15	9,151
USD	329,776	CAD	412,500	JPMorgan Chase Bank N.A.	6/17/15	(1,364)
USD	521,115	CAD	660,531	JPMorgan Chase Bank N.A.	6/17/15	(9,863)
USD	565,526	CAD	698,104	JPMorgan Chase Bank N.A.	6/17/15	4,345
USD	857,539	CAD	1,050,532	JPMorgan Chase Bank N.A.	6/17/15	13,053
USD	910,004	CAD	1,114,760	JPMorgan Chase Bank N.A.	6/17/15	13,888
USD	969,751	CAD	1,225,689	JPMorgan Chase Bank N.A.	6/17/15	(15,538)
USD	1,354,516	CAD	1,727,198	JPMorgan Chase Bank N.A.	6/17/15	(33,918)
USD	1,162	EUR	1,097	JPMorgan Chase Bank N.A.	6/17/15	(44)
USD	3,457	EUR	3,022	JPMorgan Chase Bank N.A.	6/17/15	137
USD	5,837	EUR	5,243	JPMorgan Chase Bank N.A.	6/17/15	77
USD	6,216	EUR	5,686	JPMorgan Chase Bank N.A.	6/17/15	(30)
USD	13,432	EUR	11,914	JPMorgan Chase Bank N.A.	6/17/15	344
USD	13,760	EUR	12,995	JPMorgan Chase Bank N.A.	6/17/15	(516)
USD	19,102	EUR	17,030	JPMorgan Chase Bank N.A.	6/17/15	393
USD	22,813	EUR	20,782	JPMorgan Chase Bank N.A.	6/17/15	(23)
USD	32,545	EUR	29,995	JPMorgan Chase Bank N.A.	6/17/15	(407)
USD	37,584	EUR	33,120	JPMorgan Chase Bank N.A.	6/17/15	1,199
USD	41,222	EUR	39,131	JPMorgan Chase Bank N.A.	6/17/15	(1,766)
USD	45,004	EUR	42,489	JPMorgan Chase Bank N.A.	6/17/15	(1,673)
USD	47,962	EUR	41,995	JPMorgan Chase Bank N.A.	6/17/15	1,828
USD	58,431	EUR	54,353	JPMorgan Chase Bank N.A.	6/17/15	(1,280)
USD	74,644	EUR	67,998	JPMorgan Chase Bank N.A.	6/17/15	(77)
USD	103,503	EUR	97,364	JPMorgan Chase Bank N.A.	6/17/15	(3,458)
USD	106,760	EUR	95,903	JPMorgan Chase Bank N.A.	6/17/15	1,404
USD	132,458	EUR	121,686	JPMorgan Chase Bank N.A.	6/17/15	(1,222)
USD	140,490	EUR	126,604	JPMorgan Chase Bank N.A.	6/17/15	1,407
USD	149,044	EUR	140,253	JPMorgan Chase Bank N.A.	6/17/15	(5,034)
USD	185,218	EUR	170,413	JPMorgan Chase Bank N.A.	6/17/15	(1,992)
USD	241,671	EUR	212,968	JPMorgan Chase Bank N.A.	6/17/15	7,711
USD	254,784	EUR	236,554	JPMorgan Chase Bank N.A.	6/17/15	(5,086)
USD	327,364	EUR	286,211	JPMorgan Chase Bank N.A.	6/17/15	12,941
USD	425,315	EUR	386,822	JPMorgan Chase Bank N.A.	6/17/15	364
USD	500,486	EUR	457,822	JPMorgan Chase Bank N.A.	6/17/15	(2,462)
USD	513,072	EUR	471,685	JPMorgan Chase Bank N.A.	6/17/15	(5,107)
USD	533,407	EUR	498,316	JPMorgan Chase Bank N.A.	6/17/15	(14,027)
USD	572,063	EUR	524,369	JPMorgan Chase Bank N.A.	6/17/15	(3,992)

14	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2015

Schedule of Investments (continued)

As of May 31, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	575,675	EUR	514,602	JPMorgan Chase Bank N.A.	6/17/15	$ 10,349
USD	610,554	EUR	560,900	JPMorgan Chase Bank N.A.	6/17/15	(5,633)
USD	684,746	EUR	632,786	JPMorgan Chase Bank N.A.	6/17/15	(10,413)
USD	702,634	EUR	647,585	JPMorgan Chase Bank N.A.	6/17/15	(8,783)
USD	852,859	EUR	779,044	JPMorgan Chase Bank N.A.	6/17/15	(2,974)
USD	878,673	EUR	787,476	JPMorgan Chase Bank N.A.	6/17/15	13,577
USD	938,284	EUR	882,636	JPMorgan Chase Bank N.A.	6/17/15	(31,352)
USD	1,351,115	EUR	1,271,426	JPMorgan Chase Bank N.A.	6/17/15	(45,633)
USD	7,440	GBP	4,733	JPMorgan Chase Bank N.A.	6/17/15	207
USD	8,581	GBP	5,746	JPMorgan Chase Bank N.A.	6/17/15	(200)
USD	16,943	GBP	10,994	JPMorgan Chase Bank N.A.	6/17/15	142
USD	32,246	GBP	22,060	JPMorgan Chase Bank N.A.	6/17/15	(1,466)
USD	38,629	GBP	25,962	JPMorgan Chase Bank N.A.	6/17/15	(1,046)
USD	46,172	GBP	30,919	JPMorgan Chase Bank N.A.	6/17/15	(1,078)
USD	50,382	GBP	34,000	JPMorgan Chase Bank N.A.	6/17/15	(1,576)
USD	68,023	GBP	44,222	JPMorgan Chase Bank N.A.	6/17/15	443
USD	69,472	GBP	44,778	JPMorgan Chase Bank N.A.	6/17/15	1,043
USD	79,947	GBP	51,521	JPMorgan Chase Bank N.A.	6/17/15	1,213
USD	142,027	GBP	96,184	JPMorgan Chase Bank N.A.	6/17/15	(4,960)
USD	176,406	GBP	119,466	JPMorgan Chase Bank N.A.	6/17/15	(6,161)
USD	193,091	GBP	128,308	JPMorgan Chase Bank N.A.	6/17/15	(2,988)
USD	211,652	GBP	137,231	JPMorgan Chase Bank N.A.	6/17/15	1,937
USD	217,160	GBP	146,016	JPMorgan Chase Bank N.A.	6/17/15	(5,981)
USD	306,202	GBP	193,865	JPMorgan Chase Bank N.A.	6/17/15	9,939
USD	326,402	GBP	208,248	JPMorgan Chase Bank N.A.	6/17/15	8,160
USD	367,128	GBP	238,224	JPMorgan Chase Bank N.A.	6/17/15	3,077
USD	403,194	GBP	262,119	JPMorgan Chase Bank N.A.	6/17/15	2,627
USD	407,333	GBP	271,483	JPMorgan Chase Bank N.A.	6/17/15	(7,545)
USD	482,037	GBP	316,851	JPMorgan Chase Bank N.A.	6/17/15	(2,172)
USD	534,282	GBP	346,526	JPMorgan Chase Bank N.A.	6/17/15	4,724
USD	598,460	GBP	401,260	JPMorgan Chase Bank N.A.	6/17/15	(14,741)
USD	863,443	GBP	584,460	JPMorgan Chase Bank N.A.	6/17/15	(29,724)
USD	2,805,053	GBP	1,869,539	JPMorgan Chase Bank N.A.	6/17/15	(51,959)
USD	1,085	JPY	129,890	JPMorgan Chase Bank N.A.	6/17/15	38
USD	15,224	JPY	1,887,353	JPMorgan Chase Bank N.A.	6/17/15	20
USD	25,942	JPY	3,104,031	JPMorgan Chase Bank N.A.	6/17/15	926
USD	37,773	JPY	4,573,647	JPMorgan Chase Bank N.A.	6/17/15	913
USD	110,547	JPY	13,552,082	JPMorgan Chase Bank N.A.	6/17/15	1,327
USD	115,109	JPY	13,925,134	JPMorgan Chase Bank N.A.	6/17/15	2,882
USD	207,493	JPY	25,740,178	JPMorgan Chase Bank N.A.	6/17/15	47
USD	222,451	JPY	26,910,789	JPMorgan Chase Bank N.A.	6/17/15	5,570
USD	288,304	JPY	34,414,920	JPMorgan Chase Bank N.A.	6/17/15	10,946
USD	326,058	JPY	39,090,757	JPMorgan Chase Bank N.A.	6/17/15	11,016
USD	354,176	JPY	42,425,946	JPMorgan Chase Bank N.A.	6/17/15	12,255

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2015	15

Schedule of Investments (continued)

As of May 31, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	393,637	JPY	47,099,684	JPMorgan Chase Bank N.A.	6/17/15	$ 14,049
USD	395,975	JPY	47,092,317	JPMorgan Chase Bank N.A.	6/17/15	16,447
USD	477,212	JPY	59,199,630	JPMorgan Chase Bank N.A.	6/17/15	108
USD	520,908	JPY	62,823,971	JPMorgan Chase Bank N.A.	6/17/15	14,595
USD	659,362	JPY	78,959,310	JPMorgan Chase Bank N.A.	6/17/15	23,010
USD	815,473	JPY	98,008,375	JPMorgan Chase Bank N.A.	6/17/15	25,600
USD	892,779	JPY	106,436,794	JPMorgan Chase Bank N.A.	6/17/15	34,979
USD	980,000	JPY	116,835,208	JPMorgan Chase Bank N.A.	6/17/15	38,396
USD	155	NOK	1,244	JPMorgan Chase Bank N.A.	6/17/15	(5)
USD	218	NOK	1,748	JPMorgan Chase Bank N.A.	6/17/15	(7)
USD	1,967	NOK	15,776	JPMorgan Chase Bank N.A.	6/17/15	(62)
USD	3,113	NOK	23,687	JPMorgan Chase Bank N.A.	6/17/15	66
USD	4,754	NOK	38,071	JPMorgan Chase Bank N.A.	6/17/15	(143)
USD	5,905	NOK	43,361	JPMorgan Chase Bank N.A.	6/17/15	328
USD	8,000	NOK	65,467	JPMorgan Chase Bank N.A.	6/17/15	(420)
USD	9,900	NOK	75,587	JPMorgan Chase Bank N.A.	6/17/15	178
USD	12,785	NOK	104,400	JPMorgan Chase Bank N.A.	6/17/15	(641)
USD	245,397	NOK	1,850,739	JPMorgan Chase Bank N.A.	6/17/15	7,372
USD	1,067,647	NOK	8,737,014	JPMorgan Chase Bank N.A.	6/17/15	(56,027)
USD	11,501	NZD	15,389	JPMorgan Chase Bank N.A.	6/17/15	602
USD	29,910	NZD	40,005	JPMorgan Chase Bank N.A.	6/17/15	1,579
USD	30,699	NZD	40,861	JPMorgan Chase Bank N.A.	6/17/15	1,761
USD	42,191	NZD	55,819	JPMorgan Chase Bank N.A.	6/17/15	2,661
USD	47,569	NZD	62,595	JPMorgan Chase Bank N.A.	6/17/15	3,240
USD	51,901	NZD	69,364	JPMorgan Chase Bank N.A.	6/17/15	2,778
USD	88,275	NZD	117,055	JPMorgan Chase Bank N.A.	6/17/15	5,378
USD	100,307	NZD	138,038	JPMorgan Chase Bank N.A.	6/17/15	2,549
USD	127,627	NZD	173,337	JPMorgan Chase Bank N.A.	6/17/15	4,872
USD	357,055	NZD	469,403	JPMorgan Chase Bank N.A.	6/17/15	24,629
USD	381,044	NZD	514,952	JPMorgan Chase Bank N.A.	6/17/15	16,361
USD	453,633	NZD	607,711	JPMorgan Chase Bank N.A.	6/17/15	23,258
USD	505,736	NZD	711,521	JPMorgan Chase Bank N.A.	6/17/15	(129)
USD	535,819	NZD	710,368	JPMorgan Chase Bank N.A.	6/17/15	32,743
USD	806,572	NZD	1,053,126	JPMorgan Chase Bank N.A.	6/17/15	60,759
USD	857	SEK	7,385	JPMorgan Chase Bank N.A.	6/17/15	(9)
USD	1,208	SEK	10,378	JPMorgan Chase Bank N.A.	6/17/15	(9)
USD	1,267	SEK	10,770	JPMorgan Chase Bank N.A.	6/17/15	2
USD	1,720	SEK	14,231	JPMorgan Chase Bank N.A.	6/17/15	50
USD	2,197	SEK	18,732	JPMorgan Chase Bank N.A.	6/17/15	–
USD	45,222	SEK	388,712	JPMorgan Chase Bank N.A.	6/17/15	(384)
USD	56,820	SEK	489,550	JPMorgan Chase Bank N.A.	6/17/15	(616)
USD	73,986	SEK	629,051	JPMorgan Chase Bank N.A.	6/17/15	124
USD	80,087	SEK	687,939	JPMorgan Chase Bank N.A.	6/17/15	(625)
USD	114,022	SEK	943,346	JPMorgan Chase Bank N.A.	6/17/15	3,346

16	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2015

Schedule of Investments (continued)

As of May 31, 2015, forward foreign currency exchange contracts outstanding were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	128,334	SEK	1,094,061	JPMorgan Chase Bank N.A.	6/17/15	$ (26)
USD	3,458,758	SEK	29,730,562	JPMorgan Chase Bank N.A.	6/17/15	(29,342)
EUR	120,350	USD	131,853	Goldman Sachs International	7/20/15	423
EUR	276,387	USD	307,780	Goldman Sachs International	7/20/15	(4,004)
GBP	94,589	USD	144,834	Goldman Sachs International	7/20/15	(320)
USD	120,293	CHF	111,125	Goldman Sachs International	7/20/15	1,826
USD	92,091	EUR	84,332	Goldman Sachs International	7/20/15	(598)
USD	341,315	EUR	297,733	Goldman Sachs International	7/20/15	14,078
USD	1,797,093	EUR	1,587,415	Goldman Sachs International	7/20/15	52,368
USD	296,144	GBP	193,918	Goldman Sachs International	7/20/15	(127)
USD	1,821,927	GBP	1,164,509	Goldman Sachs International	7/20/15	42,775
USD	597,502	SEK	4,915,286	Goldman Sachs International	7/20/15	20,416
USD	435,013	EUR	404,250	Bank of America N.A.	7/22/15	(9,310)
Total						$(15,900)

●	As of May 31, 2015, exchange-traded options purchased were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
CBOE Volatility Index	Call	USD	17.00	6/17/15	314	$18,055
SPDR S&P 500 ETF Trust	Put	USD	200.00	6/19/15	13	630
Seadrill Ltd.	Put	USD	8.00	1/20/17	100	18,500
Total						$37,185

●	As of May 31, 2015, exchange-traded options written were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
CBOE Volatility Index	Call	USD	20.00	6/17/15	314	$(10,205)
CBOE Volatility Index	Put	USD	14.50	6/17/15	215	(18,812)
Total						$(29,017)

●	As of May 31, 2015, centrally cleared credit default swaps - buy protection outstanding were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.IG Series 22 Version 1	1.00%	InterContinental Exchange	6/20/19	USD	1,300	$ (9,493)
CDX.NA.IG Series 23 Version 1	1.00%	InterContinental Exchange	12/20/19	USD	10,000	(36,279)
Total						$(45,772)

●	As of May 31, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Depreciation
1.76%[1]	3-month LIBOR	Chicago Mercantile	3/12/20	USD	3,000	$(36,625)
2.02%[1]	3-month LIBOR	Chicago Mercantile	3/12/22	USD	2,000	(25,466)
Total						$(62,091)

1 Fund pays the fixed rate and receives the floating rate.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2015	17

Schedule of Investments (continued)

●	As of May 31, 2015, OTC credit default swaps - buy protection outstanding were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MBIA Insurance Corp.	5.00%	Deutsche Bank AG	9/20/18	USD	215	$ 40,447	$ 19,495	$ 20,952
Anglo American Capital PLC	1.00%	Bank of America N.A.	9/20/19	EUR	400	8,715	8,339	376
Glencore Finance Canada Ltd.	1.00%	Bank of America N.A.	9/20/19	EUR	400	5,343	11,219	(5,876)
Telefonica SA	1.00%	Barclays Bank PLC	9/20/19	EUR	400	(6,522)	231	(6,753)
Portugal Telecom International Finance BV	5.00%	JPMorgan Chase Bank N.A.	9/20/19	EUR	400	(17,690)	(39,880)	22,190
Clear Channel Communications, Inc.	5.00%	Deutsche Bank AG	9/20/19	USD	275	93,711	59,828	33,883
Windstream Corp.	5.00%	Morgan Stanley & Co. International PLC	9/20/19	USD	550	(8,414)	(51,299)	42,885
Telefonica SA	1.00%	Barclays Bank PLC	12/20/19	EUR	750	(11,264)	3,439	(14,703)
Fiat SpA	5.00%	Bank of America N.A.	3/20/20	EUR	600	(100,415)	(93,900)	(6,515)
Telefonica SA	1.00%	Barclays Bank PLC	3/20/20	EUR	500	(6,813)	(4,366)	(2,447)
Portugal Telecom International Finance BV	5.00%	JPMorgan Chase Bank N.A.	3/20/20	EUR	308	(11,098)	(8,493)	(2,605)
Frontier Communications Corp.	5.00%	Bank of America N.A.	3/20/20	USD	500	(22,740)	(40,456)	17,716
Avon Products, Inc.	5.00%	JPMorgan Chase Bank N.A.	3/20/20	USD	55	2,599	2,957	(358)
Staples, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/20	USD	500	12,043	24,970	(12,927)
Portugal Telecom International Finance BV	5.00%	Bank of America N.A.	6/20/20	EUR	205	(6,724)	(2,210)	(4,514)
Raiffeisen International Bank Holding AG	1.00%	JPMorgan Chase Bank N.A.	6/20/20	EUR	220	17,165	20,540	(3,375)
Rallye SA AG	5.00%	JPMorgan Chase Bank N.A.	6/20/20	EUR	225	(31,742)	(28,587)	(3,155)
Windstream Corp.	5.00%	Bank of America N.A.	6/20/20	USD	200	4,850	(3,178)	8,028
Avon Products, Inc.	5.00%	Barclays Bank PLC	6/20/20	USD	28	1,601	913	688
Advanced Micro Devices, Inc.	5.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	59	5,860	3,643	2,217
Assured Guaranty Corp.	5.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	256	(26,462)	(17,015)	(9,447)
Federative Republic of Brazil	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	300	17,855	27,719	(9,864)
Total						$ (39,695)	$(106,091)	$ 66,396

●	As of May 31, 2015, OTC credit default swaps - sold protection outstanding were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MBIA Insurance Corp.	5.00%	Deutsche Bank AG	12/20/16	B	USD	205	$ (22,406)	$ (10,763)	$(11,643)
Realogy Group LLC	5.00%	Bank of America N.A.	9/20/19	B	USD	400	47,219	29,886	17,333
Deutsche Telekom International Finance BV	1.00%	Barclays Bank PLC	12/20/19	BBB+	EUR	750	26,280	16,330	9,950
CNH Capital LLC	5.00%	Bank of America N.A.	3/20/20	BB+	EUR	600	101,573	95,443	6,130
Volkswagen International Finance NV	1.00%	Barclays Bank PLC	3/20/20	A	EUR	500	12,628	14,264	(1,636)
Casino Guichard Perrachon SA	1.00%	JPMorgan Chase Bank N.A.	6/20/20	BBB-	EUR	300	309	926	(617)
Total							$165,603	$146,086	$ 19,517

1   Using Standard & Poor’s rating of the issuer.

2   The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

18	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2015

Schedule of Investments (continued)

●	As of May 31, 2015, OTC total return swaps outstanding were as follows:

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Depreciation
Nortel Networks Corp.	3-monthLIBOR plus 1.50%[1]	Deutsche Bank AG	4/08/16	USD	1,200	$(129,000)	–	$(129,000)
Nortel Networks Ltd.	3-monthLIBOR plus 1.50%[1]	Deutsche Bank AG	4/08/16	USD	2,500	(384,375)	–	(384,375)
Total						$(513,375)	–	$(513,375)

1 Fund receives the total return of the reference entity and pays the floating rate. Net payment made at termination.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 - unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of May 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$7,227,701	–	$7,227,701
Common Stocks[1]	$8,486,487	–	$112,847	8,599,334
Corporate Bonds[1]	–	17,012,479	–	17,012,479
Floating Rate Loan Interests	–	1,507,547	2,508,312	4,015,859
Investment Companies	24,014,710	–	–	24,014,710
Non-Agency Mortgage-Backed Securities	–	8,676,753	–	8,676,753
Preferred Securities	–	1,971,004	–	1,971,004
Taxable Municipal Bonds	–	420,615	–	420,615
U.S. Treasury Obligations	–	162,602	–	162,602
Short-Term Securities	25,989,625	–	–	25,989,625
Options Purchased:
Equity Contracts	37,185	–	–	37,185
Liabilities:
Investments Sold Short[1]	(7,830,981)	(1,150,080)	–	(8,981,061)

Total	$50,697,026	$35,828,621	$2,621,159	$89,146,806

1 See above Schedule of Investments for values in each industry.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2015	19

Schedule of Investments (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[3]
Assets:
Credit contracts	–	$182,348	–	$182,348
Equity contracts	$112,867	–	–	112,867
Foreign currency exchange contracts	–	1,242,252	–	1,242,252
Interest rate contracts	193,838	–	–	193,838
Liabilities:
Credit contracts	–	(142,207)	–	(142,207)
Equity contracts	(85,133)	(513,375)	–	(598,508)
Foreign currency exchange contracts	–	(1,258,152)	–	(1,258,152)
Interest rate contracts	(149,431)	(62,091)	–	(211,522)

Total	$72,141	$(551,225)	–	$(479,084)

[3]

Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of May 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2,572,808	–	–	$2,572,808
Foreign currency at value	243,020	–	–	243,020
Cash pledged for financial futures contracts	215,010	–	–	215,010
Cash held for investments sold short	9,500,243	–	–	9,500,243
Cash pledged for centrally cleared swaps	230,993	–	–	230,993
Cash pledged as collateral for OTC derivatives	510,852	–	–	510,852
Liabilities:
Cash received for centrally cleared swaps	–	$(52,893)	–	(52,893)

Total	$13,272,926	$(52,893)	–	$13,220,033

During the period ended May 31, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of August 31, 2014	$151,404	–	$151,404
Transfers into Level 3	37,975	–	37,975
Transfers out of Level 3	–	–	–
Accrued discounts/premiums	–	$2,896	2,896
Net realized gain (loss)	(14,885)	–	(14,885)
Net change in unrealized appreciation (depreciation)[4]	(38,092)	5,416	(32,676)
Purchases	–	2,500,000	2,500,000
Sales	(23,555)	–	(23,555)
Closing Balance, as of May 31, 2015	$112,847	$2,508,312	$2,621,159

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2015[4]	$(38,092)	$5,416	$(32,676)

[4]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

20	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2015

Schedule of Investments (concluded)

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of May 31, 2015. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $806,607.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Floating Rate Loan Interests	$1,814,552	Market Comparable Companies	Internal Rate of Return[1]	9.50%

1 Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2015	21

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: July 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: July 23, 2015